Intangible Assets - Summary of Goodwill Allocated to Each Cash-Generation Unit (Detail) ₩ in Millions	Dec. 31, 2022 KRW (₩)
Disclosure of detailed information about intangible assets [line items]
Goodwill	₩ 708,223
Mobile services [member] | ICT [member]
Disclosure of detailed information about intangible assets [line items]
Goodwill	65,057
BC Card Co., Ltd. [member] | Finance [member]
Disclosure of detailed information about intangible assets [line items]
Goodwill	41,234
KT Telecop Co., Ltd. [member] | Others [member]
Disclosure of detailed information about intangible assets [line items]
Goodwill	15,418
KT MOS Bukbu Co Ltd and others [member] | Others [member]
Disclosure of detailed information about intangible assets [line items]
Goodwill	50,123
HCN Co Ltd [Member] | Satellite TV [member]
Disclosure of detailed information about intangible assets [line items]
Goodwill	228,674
MILLIE Co Ltd [Member] | Others [member]
Disclosure of detailed information about intangible assets [line items]
Goodwill	54,725
Epsilon Global Communications Pte Ltd [Member] | Others [member]
Disclosure of detailed information about intangible assets [line items]
Goodwill	160,033
GENIE Music Corporation [Member] | Others [member]
Disclosure of detailed information about intangible assets [line items]
Goodwill	50,214
PlayD Co., Ltd. [Member] | Others [member]
Disclosure of detailed information about intangible assets [line items]
Goodwill	₩ 42,745